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December 5, 1997



Dear LifeTrust Contract Owner:

The information below supplements Massachusetts Mutual Life Insurance Company's LifeTrust Variable Annuity Prospectus dated May 1, 1997. Please place this supplement with your prospectus and retain it for future reference.


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                                   LIFETRUST
                      Supplement dated December 5, 1997
                      to the Prospectus dated May 1, 1997


The LifeTrust Variable Annuity Prospectus is amended as follows:

The following sentence is added as the second sentence under the paragraph captioned "Electronic Data Transmission of Application Information" on page 10:
The Contract Owner must sign the Application prior to exercising any ownership rights in the Contract.



December 5, 1997